SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reconciliation of Net Loss per Common Share (Details) - ITHAX ACQUISITION CORP. - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021
Class A and Class B Redeemable ordinary shares
Numerator:
Allocation of net income	$ 338,719	$ 93,994
Denominator:
Basic weighted average shares outstanding	24,150,000	15,563,333
Diluted weighted average shares outstanding	24,150,000	15,563,333
Basic net income per ordinary share	$ 0.01	$ 0.01
Diluted net income per ordinary share	$ 0.01	$ 0.01
Class A and Class B non-redeemable ordinary shares
Numerator:
Allocation of net income	$ 94,147	$ 37,400
Denominator:
Basic weighted average shares outstanding	6,712,500	6,192,500	5,250,000	6,588,288
Diluted weighted average shares outstanding	6,712,500	6,192,500		6,655,171
Basic net income per ordinary share	$ 0.01	$ 0.01	$ 0.00	$ 0.12
Diluted net income per ordinary share	$ 0.01	$ 0.01		$ 0.12